Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 64.02%
Invesco BulletShares 2028 Corporate Bond ETF		3,901	$82,311
Invesco BulletShares 2029 Corporate Bond ETF		11,570	225,062
iShares iBonds Dec 2028 Term Corporate ETF		3,120	82,181
iShares iBonds Dec 2029 Term Corporate ETF		9,191	225,271
TOTAL EXCHANGE TRADED FUNDS (Cost $650,143)			614,825

		Principal
		Amount
U.S. TREASURY NOTE - 21.61%
United States Treasury Note, 0.750%, 1/31/2028		228,500	$207,564
TOTAL U.S. TREASURY NOTE (Cost $216,982)			207,564

	Contracts	Notional Amount
PURCHASED OPTIONS - 20.13%
CALL OPTIONS - 20.13%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.04 (b)	20	906,080	193,319
TOTAL PURCHASED OPTIONS (Cost $182,995)			193,319

Total Investments (Cost $1,050,120) - 105.76%			1,015,708
Liabilities in Excess of Other Assets - (5.76)%			(55,290)
TOTAL NET ASSETS - 100.00%			$960,418

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
PUT OPTIONS
S&P 500® Mini Index	1/10/2028	$467.04	10	(453,040)	$(74,706)
Total Options Written (Premiums Received $67,662)					$(74,706)